FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Derivative Instruments
The interest rate swaps are not designated as hedges and are summarized as at December 31, 2017 as follows:

Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
($000s)
15,925	June 2013	June 2020	1.4025%
47,357	September 2013	September 2020	1.5035%
80,233	December 2013	December 2020	1.6015%
15,434	March 2014	March 2021	1.6998%
15,777	June 2014	June 2021	1.7995%
16,120	September 2014	September 2021	1.9070%
150,000	February 2016	February 2026	2.1970%
340,846

Carrying Value and Estimated Fair Value of Financial Instruments
The carrying value and estimated fair value of the Company's financial instruments as of December 31, 2017 and 2016 are as follows:

	2017		2016
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	104,145	104,145	202,402	202,402
Restricted cash	741	741	677	677
Liabilities:
Floating rate debt	1,492,099	1,492,099	992,631	992,631
Fixed rate debt	100,312	99,865	—	—

Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The estimated fair value of financial assets and liabilities are as follows:

(in thousands of $)	2017 Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	104,145	104,145	—	—
Restricted cash	741	741	—	—
Liabilities:
Floating rate debt	1,492,099	—	1,492,099	—
Fixed rate debt	99,865	—	10,312	89,553

(in thousands of $)	2016 Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	202,402	202,402	—	—
Restricted cash	677	677	—	—
Liabilities:
Floating rate debt	992,631	—	992,631	—